Retirement Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Retirement Plan
Note 13.    Retirement Plan
The Company sponsors a 401(k) retirement plan (the Plan) for its employees. Full time employees (except non-resident
aliens) who are age 21 and older are eligible to participate in the Plan. The Plan participants may elect to contribute a portion of their eligible compensation to the Plan. The Company has elected a matching contribution up to 4% on eligible employee compensation. The Company’s contribution, which is included in salaries and employee benefits in the consolidated statements of operations, totaled $383 thousand and $275 thousand for the three months ended June 30, 2021 and 2020, respectively, and $726 thousand and $538 thousand for the six months ended June 30, 2021 and 2020, respectively.

Note 13. Retirement Plan
The Company sponsors a 401(k) retirement plan (the Plan) for its employees. Full time employees (except non-resident
aliens) who are age 21 and older are eligible to participate in the Plan. The Plan participants may elect to contribute a portion of their eligible compensation to the Plan. The Company has elected a matching contribution up to 4% on eligible employee compensation and the Company’s contribution to the Plan for the years ended December 31, 2020, 2019, and 2018 totaled $1,106,867, $625,187, and $340,481, respectively, which is included in salaries and employee benefits in the consolidated statements of operations.